Related Party Transactions - Amounts Due From and To CNPC and its Fellow Subsidiaries, Associates and Joint Ventures of the Group (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [Line Items]
Accounts receivable	¥ 64,184		¥ 59,522
Prepayments and other receivables	103,127		89,345
Other current assets	11,152		10,843
Other non-current assets	38,272		37,778
Accounts payable and accrued liabilities	328,314		299,848
Lease liabilities	171,536	¥ 163,196
Other non-current liabilities	12,815		16,339
China National Petroleum Corporation and its fellow subsidiaries, associates and joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	12,784		11,896
Prepayments and other receivables	11,441		11,467
Other current assets	11,951		7,852
Other non-current assets	16,242		16,511
Accounts payable and accrued liabilities	61,205		64,511
Contract liabilities	792		568
Lease liabilities	139,250
Other non-current liabilities	¥ 827		¥ 2,296